===============================================================================


                                   PRINCIPLED

                                     EQUITY

                                     MARKET

                                      FUND

===============================================================================




                               INVESTMENT ADVISER
                             F.L. PUTNAM INVESTMENT
                               MANAGEMENT COMPANY
                           10 Langley Road, Suite 400
                       Newton Centre, Massachusetts 02459




-------------------------------------------------------------------------------

                                 ANNUAL REPORT
                               DECEMBER 31, 1999

===============================================================================

                          PRINCIPLED EQUITY MARKET FUND

The purpose of the Fund is to provide all major constituencies of investors concerned with the application of philosophical, ethical, religious, and social justice criteria to their investment portfolios with the opportunity to achieve the overall unmanaged equity market returns through a strategy of passive index replication ("indexing").

The investment objective of the Fund is long-term capital appreciation. For the information of investors the Fund will compare its investment results to those of the Standard and Poor's Corporation 500 Stock Index and other major market indices which the Fund considers appropriate.


  Comparison of the Change in Value of a $10,000 Investment in the Principled Equity Market Fund, the Standard & Poors 500 Index and the Wilshire 5000 Index




                               [GRAPHIC OMITTED]




===============================================================================
                         Principled Equity Market Fund
                          Average Annual Total Return
-------------------------------------------------------------------------------

                                                   From
                      1 Year       2 Years       Inception

                      21.16%       24.64%         26.73%

===============================================================================


                                       2.

                          PRINCIPLED EQUITY MARKET FUND

                       STATEMENT OF ASSETS AND LIABILITIES
                                DECEMBER 31, 1999

Assets:

Investments at quoted market value(cost $20,515,106;
 see Schedule of Investments, Notes 1, 2, & 6)....... $ 33,328,047
Cash ................................................      198,396
Dividends and interest receivable....................       34,579
Organizational costs (Note 1)........................       17,202
                                                        -----------
    Total assets.....................................   33,578,224
                                                        -----------
Liabilities:
Accrued expenses and other liabilities (Note 3 ).....      218,855
                                                        -----------
    Total liabilities................................      218,855
                                                        -----------
Net Assets:
Capital stock (2,750,000 shares authorized at no par
 value, amount paid in on 1,873,574 shares
 outstanding) (Note 1)..............................    20,560,391
Accumulated undistributed net investment income
 (Note 1)...........................................         4,312
Accumulated realized gain from security transactions
(Note 1).............................................      (18,275)
Net unrealized appreciation in value of investments
(Note 2).............................................   12,812,941
                                                        -----------
    Net assets (equivalent to $17.81 per share, based
      on 1,873,574 capital shares outstanding)....... $ 33,359,369
                                                        ===========


   The accompanying notes are an integral part of these financial statements.

                                       3.

                         PRINCIPLED EQUITY MARKET FUND

                            STATEMENT OF OPERATIONS
                               DECEMBER 31, 1999

 Income:
 Dividends...........................................   $  393,719
 Interest............................................       10,118
                                                        -----------
    Total income.....................................      403,837
                                                        -----------

Expenses:
 Management fees, net (Note 3).......................       58,745
 Legal fees..........................................       43,000
 Administration fees (Note 4)........................       24,333
 Insurance...........................................       17,220
 Organizational expenses (Note 1)....................        9,601
 Custodian fees......................................        8,000
 Audit and accounting fees...........................        7,500
 Printing............................................        7,000
 Transfer fees (Note 4)..............................        6,000
 Trustees' fees and expenses.........................        1,000
 Other expenses......................................        8,840
                                                        -----------
    Total expenses...................................      191,239
                                                        -----------
    Less: waiver of management fee (Note 3)..........       29,628
                                                        -----------
    Total expenses, net..............................      161,611
                                                        -----------
Net investment income................................      242,226
                                                        -----------

Realized and unrealized gain on investments:
  Realized gain on investments-net...................    1,054,926
  Increase in net unrealized appreciation in
   investments.......................................    4,751,239
                                                        -----------
    Net gain on investments..........................    5,806,165
                                                        -----------
Net increase in net assets resulting from operations. $  6,048,391
                                                        ===========


   The accompanying notes are an integral part of these financial statements.

                                       4.

                          PRINCIPLED EQUITY MARKET FUND

                       STATEMENTS OF CHANGES IN NET ASSETS


                                            Year Ended   Year Ended
                                           December 31,  December 31,
                                               1999         1998
                                          ----------------------------
From operations:
 Net investment income................... $  242,226  $   263,674
 Realized gain on investments, net.......  1,054,926    2,070,836
 Increase in net unrealized
  appreciation in investments............  4,751,239    3,952,775
                                           ---------    ----------
    Net increase in net assets resulting
     from operations.....................   6,048,391    6,287,285
                                          ------------  -----------
Distributions to shareholders:
 From net investment income
 ($0.14 per share in 1999 and $0.15 per
 share in 1998)..........................   (270,898)    (256,438)
 From net realized gain on investments
 ($0.68 per share in 1999 and $1.09 per
 share in 1998)..........................  (1,232,566)   (1,885,723)
                                          ------------  -----------
    Total distributions to shareholders..  (1,503,464)   (2,142,161)
                                          ------------  -----------

From capital share transactions:

                        Number of Shares
                         1999      1998
                       --------- ---------
Proceeds from sale of
 shares..............  12,888    20,766      197,218      273,995
Shares issued to
 shareholders in
 distributions
 reinvested..........  67,701    66,132    1,179,539    1,011,817
Cost of shares
 redeemed............      --        --           --           --
                       -------   ------     ---------  ----------
Increase in net
 assets resulting
 from capital
 share transactions..  80,589    86,898    1,376,757    1,285,812
                       ========= ======    ----------   ---------
Net increase in net assets...............  5,921,684    5,430,936
Net assets:
  Beginning of period.................... 27,437,685    22,006,749
                                          -----------   ----------
  End of period ( including undistributed
     net investment income of $4,312 and
     $7,236, respectively................ $33,359,369   $27,437,685
                                          ============  ===========


   The accompanying notes are an integral part of these financial statements.

                                       5.

                          PRINCIPLED EQUITY MARKET FUND

                       SELECTED PER SHARE DATA AND RATIOS
                (for a share outstanding throughout each period)


                                   Year Ended   Year Ended   Year Ended
                                    December     December     December
                                    31, 1999     31, 1998     31, 1997

Investment income ................ $ 0.24       $ 0.22       $ 0.18
Expenses, net.....................   0.10         0.07         0.04
                                  ---------------------------------------
Net investment income ............   0.14         0.15         0.14
Net realized and unrealized
   gain on investments............   3.19         3.49         2.96
Distributions to shareholders:
  From net investment income......   0.14         0.15         0.14
  From net realized gain on
   investment.....................   0.68         1.09         0.06
                                  ---------------------------------------
Net increase in net asset value...   2.51         2.40         2.90
Net asset value:
  Beginning of period.............  15.30        12.90        10.00
                                  ---------------------------------------
  End of period................... $17.81       $15.30       $12.90
                                  =======================================
Total Return......................  21.16%       28.22%       31.00%
Ratio of expenses
   to average net assets..........   0.55%        0.48%        0.48%
Ratio of net investment
   income to average net assets...   0.82%        1.06%        1.40%
Portfolio turnover................   0.15         0.29         0.07
Average commission rate paid......   0.0314       0.0292       0.0253
Number of shares outstanding at
end of period.....................  1,873,574    1,792,985    1,706,087


Per share data and ratios assuming no waiver of advisory fees:

   Expenses.......................   0.12         0.14         0.06
   Net investment income..........   0.09         0.08         0.13
   Ratio of expenses to average
    net assets....................   0.65%        0.73%        0.58%
   Ratio of net investment income
    to average net assets.........   0.72%        0.81%        1.30%



   The accompanying notes are an integral part of these financial statements.

                                       6.

                          PRINCIPLED EQUITY MARKET FUND

                             SCHEDULE OF INVESTMENTS
                                DECEMBER 31, 1999

                                                           Value
Quantity                                                  (Note 1)
--------                                                  --------
COMMON STOCKS - 99.69%

          Advertising Industry -- 0.64%

   1,600  Interpublic Group Of Companies Incorporated....  92,300
   1,200  Omnicom Group.................................. 120,000
                                                          ---------
                                                          212,300
          Aerospace/Defense Industry -- 0.53%
   6,700  Precision Castparts Corporation................ 175,875
                                                          ---------

          Air Transport Industry -- 0.90%
     800  Amr Corporation*...............................  53,600
     600  FDX Corporation................................  24,562
   2,200  Gateway, Incorporated*......................... 158,537
   2,700  Southwest Airlines Company.....................  43,538
     600  US Airways Group Incorporated*.................  19,238
                                                          ---------
                                                          299,475
          Auto & Truck Industry -- 0.13%

   1,000  Paccar Incorporated............................  44,312
                                                          ---------

          Auto Parts (OEM) Industry -- 0.13%

     600  Oea Incorporated...............................   2,925
     600  Superior Industries International..............  16,087
   1,300  Synovus Financial Corporation..................  25,838
                                                          ---------
                                                           44,850
          Auto Parts (Replacement) Industry -- 1.25%
  16,850  Genuine Parts Company.......................... 418,091
                                                          ---------


*Non income producing security.

The accompanying notes are an integral part of these financial statements.

                                        7.

                          PRINCIPLED EQUITY MARKET FUND

                             SCHEDULE OF INVESTMENTS
                                DECEMBER 31, 1999

                                   (Continued)

                                                           Value
Quantity                                                  (Note 1)
--------                                                  --------
          Bank Industry -- 6.51%
   1,700  BB&T Corporation...............................  46,537
   2,430  Bank One Corporation...........................  77,760
   2,000  Bank of New York Company Incorporated..........  80,000
  11,889  BankAmerica Corporation (New) ................. 596,679
     900  Capital One Financial..........................  43,369
   3,400  Chase Manhattan Corporation.................... 264,137
  12,650  Citigroup Incorporated......................... 704,447
   2,700  First Union Corporation........................  88,931
   1,184  Fleetboston Financial Corporation..............  41,218
     900  JP Morgan and Company Incorporated............. 113,962
     600  Keycorp*.......................................  13,275
   1,100  Pnc Bank Corporation...........................  48,950
     600  Wachovia Corporation...........................  40,800
     436  Washington Mutual Incorporated.................  11,281
                                                          ---------
                                                          2,171,346
          Bank (Midwest) Industry -- 1.75%
   1,100  Comerica Incorporated..........................  51,356
   1,800  Fifth Third Bankcorp........................... 132,075
   5,400  Mellon Bank Corporation........................ 183,937
   2,200  National City Corporation......................  52,112
   6,900  US Bankcorp (New) ............................. 164,306
                                                          ---------
                                                          583,786
          Beverage (Soft Drink) Industry -- 1.28%
   2,500  Coca Cola Enterprises Incorporated.............  50,312
  10,700  Pepsico Incorporated........................... 377,175
                                                          ---------
                                                          427,487
          Building Materials Industry -- 0.01%
     100  Armstrong World Industries Incorporated........   3,337
                                                          ---------

*Non income producing security.

The accompanying notes are an integral part of these financial statements.

                                        8.

                          PRINCIPLED EQUITY MARKET FUND

                             SCHEDULE OF INVESTMENTS
                                DECEMBER 31, 1999

                                   (Continued)

                                                           Value
Quantity                                                  (Note 1)
--------                                                  --------
          Chemical (Basic) Industry -- 0.07%
   1,100  Millennium Chemicals...........................  21,725
                                                          ---------
          Chemical (Diversified) Industry -- 0.32%
   1,400  Millipore Corporation..........................  54,075
   2,500  Pall Corporation...............................  53,906
                                                          ---------
                                                          107,981
          Chemical (Specialty) Industry -- 0.35%
     600  International Flavors and Fragrances...........  22,575
   1,300  Praxair Incorporated...........................  65,406
     800  Sherwin Williams Company.......................  16,800
     400  Sigma Aldrich Corporation......................  12,025
                                                          ---------
                                                          116,806
          Coal/Alternate Energy Industry -- 0.09%
     400  Aes Corporation*...............................  29,900
                                                          ---------

          Computer & Peripherals Industry -- 3.88%
   3,200  3Com Corporation*.............................. 150,400
   1,000  Apple Computer Incorporated.................... 102,812
     600  Cabletron Systems Incorporated.................  15,600
  10,400  Dell Computer Corporation*..................... 530,400
   1,100  Seagate Technology Incorporated*...............  51,219
     900  Silicon Graphics Incorporated*.................   8,719
   5,600  Sun Microsystems Incorporated*................. 433,650
                                                          ---------
                                                          1,292,800
          Computer Software & Services Industry -- 13.56%
   7,600  America Online, Incorporated*.................. 576,650
   2,400  Automatic Data Processing Incorporated......... 129,300
   3,750  Computer Associates International.............. 262,266
  17,200  Microsoft Corporation*......................... 2,008,100
  13,800  Oracle Corporation*............................ 1,546,463
                                                          ---------
                                                          4,522,779

*Non income producing security.

The accompanying notes are an integral part of these financial statements.

                                        9.

                          PRINCIPLED EQUITY MARKET FUND

                             SCHEDULE OF INVESTMENTS
                                DECEMBER 31, 1999

                                   (Continued)

                                                           Value
Quantity                                                  (Note 1)
--------                                                  --------
          Diversified Company Industry -- 1.60%
     105  Berkshire Hathaway Class B*.................... 192,150
     300  Danaher Corporation............................  14,475
   1,000  Hillenbrand Industries.........................  31,687
     200  National Service Industries....................   5,900
   2,500  Service Corporation International..............  17,344
     800  Thermo Electron Corporation....................  12,000
   6,634  Tyco International Limited..................... 258,726
                                                          ---------
                                                          532,282
          Drug Industry -- 0.03%
     200  Interneuron Pharmaceuticals*...................   1,144
     400  Quintiles Transnational Corporation*...........   7,475
                                                          ---------
                                                            8,619
          Drugstore Industry -- 0.47%
     800  Rite Aid Corporation...........................   8,900
   5,000  Walgreen Company............................... 146,250
                                                          ---------
                                                          155,150
          Electric Utility (Central) Industry -- 0.76%
     800  Cinergy Corporation............................  19,150
  10,400  FirstEnergy Corporation........................ 235,950
                                                          ---------
                                                          255,100
          Electric Utility (East) Industry -- 0.05%
     800  P P and L Resources Holding....................  18,300
                                                          ---------

          Electric Utility (West) Industry -- 0.89%
  10,700  Edison International Incorporated.............. 280,206
     400  El Paso Energy.................................  15,525
                                                          ---------
                                                          295,731

*Non income producing security.

The accompanying notes are an integral part of these financial statements.

                                        10.

                          PRINCIPLED EQUITY MARKET FUND

                             SCHEDULE OF INVESTMENTS
                                DECEMBER 31, 1999

                                   (Continued)

                                                           Value
Quantity                                                  (Note 1)
--------                                                  --------
          Electric and Other Utility Services Combined -- 1.10%
  11,774  Scottish Power, Incorporated................... 329,672
   2,100  Sierra Pacific Resources, Incorporated.........  36,487
                                                          ---------
                                                          366,159
          Electrical Equipment Industry -- 0.06%
     400  W W Grainger Incorporated......................  19,125
                                                          ---------

          Electronic Manufacturing -- 0.71%
   3,300  Symbol Technical*.............................. 209,756
     900  Thomas and Betts Corporation...................  28,688
                                                          ---------
                                                          238,444
          Entertainment Industry -- 3.42%
   7,200  CBS Corporation................................ 460,350
     700  Safety Kleen Corporation.......................   7,919
   6,800  Time Warner Incorporated....................... 491,725
   3,000  Viacom Inc. Class B............................ 181,312
                                                          ---------
                                                          1,141,306
          Environmental Industry -- 0.05%
   1,700  AutoNation Incorporated*.......................  15,725
                                                          ---------


*Non income producing security.

The accompanying notes are an integral part of these financial statements.

                                        11.

                          PRINCIPLED EQUITY MARKET FUND

                             SCHEDULE OF INVESTMENTS
                                DECEMBER 31, 1999

                                   (Continued)

                                                           Value
Quantity                                                  (Note 1)
--------                                                  --------
          Financial Services Industry -- 6.12%
  11,600  AXA Financial, Incorporated. .................. 394,400
   2,600  American Express Company....................... 432,250
   2,200  Associates First Capital Corporation...........  60,363
     400  Deluxe Corporation.............................  10,975
   3,400  Franklin Resources Incorporated................ 109,013
     338  Gartner Group, Incorporated Class B*...........   4,669
   1,200  Household International Incorporated...........  44,700
     100  Lehman Brothers Holdings Incorporated..........   8,469
   3,600  Mbna Corporation...............................  98,100
   3,020  Morgan Stanley, Dean Witter.................... 431,105
  11,700  Schwab (Chas) Corporation...................... 447,525
                                                          ---------
                                                          2,041,569
          Food Processing Industry -- 1.46%
   2,300  Bestfoods...................................... 120,894
   4,400  General Mills Incorporated..................... 157,300
   1,300  Hershey Foods Corporation......................  61,669
   1,700  Kellogg Company................................  52,381
     700  Quaker Oats Company............................  45,937
     600  Wm Wrigley Jr Company..........................  49,762
                                                          ---------
                                                          487,943
          Food Wholesalers Industry -- 0.21%
   1,800  Sysco Corporation..............................  71,213
                                                          ---------

          Foreign Telecommunication Industry -- 2.54%
   5,200  Nortel Networks Corporation.................... 525,200
   6,500  Vodafone Airtouch Plc.......................... 321,750
                                                          ---------
                                                          846,950
          Furniture/Home Furnishings Industry -- 0.09%
   1,400  Leggett & Platt................................  30,013
                                                          ---------


*Non income producing security.

The accompanying notes are an integral part of these financial statements.

                                        12.

                          PRINCIPLED EQUITY MARKET FUND

                             SCHEDULE OF INVESTMENTS
                                DECEMBER 31, 1999

                                   (Continued)

                                                           Value
Quantity                                                  (Note 1)
--------                                                  --------
          Gold/Silver Mining Industry -- 0.30%
   4,600  Barrick Gold Corporation.......................  81,363
     700  Newmont Mining Corporation.....................  17,150
                                                          ---------
                                                           98,513
          Grocery Industry -- 0.55%
   1,652  Albertsons Incorporated........................  53,277
   3,100  Safeway Incorporated*.......................... 110,825
     800  Winn Dixie Stores Incorporated.................  19,150
                                                          ---------
                                                          183,252
          Home Appliance Industry -- 0.15%
     500  Maytag Corporation.............................  24,000
     400  Whirlpool Corporation..........................  26,025
                                                          ---------
                                                           50,025
          Hotel/Gaming Industry -- 0.11%
   1,200  Marriott International Incorporated............  37,875
                                                          ---------

          Household Products Industry -- 0.17%
   1,982  Newell Rubbermaid Incorporated.................  57,478
                                                          ---------

          Industrial Services Industry -- 0.03%
   1,700  Laidlaw Incorporated...........................   8,925
                                                          ---------

          Insurance Carriers -- 0.04%
     143  Aegon N.V. ....................................  13,656
                                                          ---------


*Non income producing security.

The accompanying notes are an integral part of these financial statements.

                                        13.

                          PRINCIPLED EQUITY MARKET FUND

                             SCHEDULE OF INVESTMENTS
                                DECEMBER 31, 1999

                                   (Continued)

                                                           Value
Quantity                                                  (Note 1)
--------                                                  --------
          Insurance (Diversified) Industry -- 4.00%
   1,100  American General Corporation...................  83,463
   7,000  American International Group................... 756,875
   1,500  Cigna Corporation.............................. 120,844
   1,200  Lincoln National Corporation...................  48,000
   2,000  Lowe's Companies Incorporated.................. 119,500
   1,200  Marsh and Mclennan Companies................... 114,825
   1,500  Mgic Investment Corporation....................  90,281
                                                          ---------
                                                          1,333,788
          Insurance (Life) Industry -- 0.37%
     200  Aflac Incorporated.............................   9,438
   1,541  Conseco Incorporated...........................  27,449
     600  Jefferson Pilot Corporation....................  40,950
     500  Providian Corporation..........................  45,531
                                                          ---------
                                                          123,368
          Insurance (Property/Casualty Industry -- 1.11%
   4,400  Allstate Corporation........................... 105,875
     900  Chubb Corporation..............................  50,681
     600  Cincinnati Financial...........................  18,713
   1,100  Hartford Financial Services Group..............  52,113
     500  Progressive Corp., Ohio........................  36,563
     700  Safeco Corporation.............................  17,413
   2,594  St Paul Companies Incorporated.................  87,385
                                                          ---------
                                                          368,743
          Manufacturing, Electronics, General -- 0.59%
   2,100  American Power Conversion*.....................  55,388
   2,500  Molex.......................................... 141,719
                                                          ---------
                                                          197,107

*Non income producing security.

The accompanying notes are an integral part of these financial statements.

                                        14.

                          PRINCIPLED EQUITY MARKET FUND

                             SCHEDULE OF INVESTMENTS
                                DECEMBER 31, 1999

                                   (Continued)

                                                           Value
Quantity                                                  (Note 1)
--------                                                  --------
          Machinery Industry -- 0.25%
   1,400  Donaldson Company Incorporated.................  33,688
     200  Snap On Incorporated...........................   5,313
   1,500  Stanley Works..................................  45,188
                                                          ---------
                                                           84,189

          Machinery (Construction & Mining) Industry -- 0.25%
     800  Deere and Company..............................  34,700
     900  Ingersoll Rand Company.........................  49,556
                                                          ---------
                                                           84,256
          Medical Services Industry -- 0.30%
   2,600  IMS Health.....................................  70,688
     200  Idexx Laboratories Incorporated*...............   3,225
     500  United Healthcare Corporation*.................  26,563
                                                          ---------
                                                          100,476
          Management Services -- 0.16%
     500  KLA-Tencorp Corporation*.......................  55,687
                                                          ---------

          Manufacturing, General -- 0.37%
   1,800  Diebold........................................  42,300
     900  Lexmark International*.........................  81,450
                                                          ---------
                                                          123,750
          Medical Supplies Industry -- 2.20%
     700  Biomet, Incorporated...........................  28,000
   4,200  Boston Scientific Corporation*.................  91,875
   4,600  Cardinal Health Incorporated................... 220,225
   7,600  Medtronic Incorporated......................... 276,925
   1,700  Stryker Corporation............................ 118,363
                                                          ---------
                                                          735,388
          Metals & Mining (Div.) Industry -- 0.56%
   7,900  Inco Limited................................... 185,650
                                                          ---------

*Non income producing security.

The accompanying notes are an integral part of these financial statements.

                                        15.

                          PRINCIPLED EQUITY MARKET FUND

                             SCHEDULE OF INVESTMENTS
                                DECEMBER 31, 1999

                                   (Continued)

                                                           Value
Quantity                                                  (Note 1)
--------                                                  --------
          Natural Gas (Distribution) Industry -- 0.07%
     800  Washington Gas Light Company...................  22,000
                                                          ---------

          Natural Gas (Diversified) Industry -- 1.81%
   1,952  Burlington Resources Incorporated..............  64,538
     300  Columbia Energy Group..........................  18,975
     600  Consolidated Natural Gas Company...............  38,963
  10,000  Enron Corporation.............................. 443,750
   1,200  Williams Companies Incorporated................  36,675
                                                          ---------
                                                          602,901
          Newspaper Industry -- 0.37%
     800  Gannett Incorporated...........................  65,250
     200  Times Mirror Company...........................  13,400
     800  Tribune Company................................  44,050
                                                          ---------
                                                          122,700
          Office Equipment & Supplies Industry -- 0.74%
     700  Ikon Office Solutions Incorporated.............   4,769
   5,000  Pitney Bowes Incorporated...................... 241,563
                                                          ---------
                                                          246,332
          Oil Exploration Industry -- 0.23%
   1,300  Vastar Resources...............................  76,700
                                                          ---------


*Non income producing security.

The accompanying notes are an integral part of these financial statements.

                                        16.

                          PRINCIPLED EQUITY MARKET FUND

                             SCHEDULE OF INVESTMENTS
                                DECEMBER 31, 1999

                                   (Continued)

                                                           Value
Quantity                                                  (Note 1)
--------                                                  --------
          Oilfield Services/Equipment Industry -- 0.44%
   1,940  Baker Hughes Incorporated......................  40,861
     200  Cooper Cameron Corporation*....................   9,788
     400  Ensco International Incorporated...............   9,150
     400  Global Marine Incorporated*....................   6,650
     400  Helmerich and Payne Incorporated...............   8,700
     800  McDermott International........................   7,250
     200  Noble Drilling Corporation.....................   6,550
     472  R&B Falcon Corporation*........................   6,254
     700  Rowan Companies Incorporated*..................  15,181
     800  Transocean Offshore Incorporated...............  26,950
   1,000  Varco International Incorporated*..............  10,188
                                                          ---------
                                                          147,522
          Other Business Services -- 0.51%
   1,800  Solectron*..................................... 171,225
                                                          ---------

          Packaging & Container Industry -- 0.13%
     900  Bemis Company Incorporated.....................  31,388
     550  Sonoco Products Company........................  12,512
                                                          ---------
                                                           43,900
          Paper & Forest Products Industry -- 0.32%
     200  Chesapeake Corporation.........................   6,100
     300  Fort James Corporation.........................   8,212
   1,900  Rayonier Incorporated..........................  91,794
                                                          ---------
                                                          106,106
          Petroleum (Integrated) Industry -- 2.13%
     358  Devon Energy Corporation.......................  11,769
     600  Murphy Oil Corporation.........................  34,425
  10,700  Royal Dutch Petroleum.......................... 648,019
     600  Tosco Corporation..............................  16,312
                                                          ---------
                                                          710,525

*Non income producing security.

The accompanying notes are an integral part of these financial statements.

                                        17.

                          PRINCIPLED EQUITY MARKET FUND

                             SCHEDULE OF INVESTMENTS
                                DECEMBER 31, 1999

                                   (Continued)

                                                           Value
Quantity                                                  (Note 1)
--------                                                  --------
          Petroleum (Producing) Industry -- 0.26%
   1,700  Anadarko Petroleum Corporation.................  58,013
     200  Pogo Producing Company.........................   4,075
   1,900  Union Pacific Resources Group..................  24,225
                                                          ---------
                                                           86,313
          Publishing Industry -- 0.15%
     900  Harcourt General Incorporated..................  36,225
     200  Mcgraw Hill Company Incorporated...............  12,325
                                                          ---------
                                                           48,550
          Railroad Industry -- 1.52%
  17,400  Burlington Northern Santa Fe................... 421,950
   4,200  Norfolk Southern Corporation...................  86,100
                                                          ---------
                                                          508,050
          Real Estate, Other -- 0.60%
  10,000  AMB Property................................... 199,375
                                                          ---------

          Restaurant Industry -- 1.76%
  14,600  McDonalds Corporation.......................... 588,563
                                                          ---------

          Retail (Special Lines) Industry -- 0.75%
   5,062  Gap Incorporated............................... 232,852
     800  Tjx Companies Incorporated.....................  16,350
                                                          ---------
                                                          249,202
          Retail Building Supply Industry -- 2.35%
  11,400  Home Depot Incorporated........................ 783,750
                                                          ---------

          Retail Sales - Televisions, Radios, and
          Electronics -- 0.13%

     700  Best Buy*......................................  35,175
     200  Tandy Corporation..............................   9,837
                                                          ---------
                                                           45,012

*Non income producing security.

The accompanying notes are an integral part of these financial statements.

                                        18.

                          PRINCIPLED EQUITY MARKET FUND

                             SCHEDULE OF INVESTMENTS
                                DECEMBER 31, 1999

                                   (Continued)

                                                           Value
Quantity                                                  (Note 1)
--------                                                  --------
          Retail Store Industry - 0.99%
   4,300  Borders Group, Incorporated*...................  69,875
   1,600  CVS Corporation................................  63,800
     600  Clear Channel Communications*..................  53,550
     400  Costco Companies Incorporated*.................  36,500
     781  Dollar General.................................  17,768
     500  Federated Department Stores....................  25,281
   1,300  JC Penney Company Incorporated.................  25,919
     271  Nieman Marcus Class B*.........................   7,300
   1,000  Sears Roebuck and Company......................  30,375
     100  Venator Group Incorporated.....................     700
                                                          ---------
                                                          331,068
          Securities Brokerage Industry -- 0.52%
   2,100  Merrill Lynch and Company Incorporated......... 174,956
                                                          ---------

          Semiconductor Industry -- 0.86%
     300  Advanced Micro Devices Incorporated*...........   8,681
   1,400  Conexant Systems, Incorporated*................  92,925
     900  LSI Logic*.....................................  60,750
   1,100  Micron Technology Incorporated*................  85,937
     900  National Semiconductor Company*................  38,531
                                                          ---------
                                                          286,824
          Steel (General) Industry -- 0.09%
     400  Nucor Corporation..............................  21,925
     400  Worthington Industries Incorporated............   6,625
                                                          ---------
                                                           28,550

*Non income producing security.

The accompanying notes are an integral part of these financial statements.

                                        19.

                          PRINCIPLED EQUITY MARKET FUND

                             SCHEDULE OF INVESTMENTS
                                DECEMBER 31, 1999

                                   (Continued)

                                                           Value
Quantity                                                  (Note 1)
--------                                                  --------
          Telecommunication Equipment Industry -- 4.77%
     300  Andrew Corporation*............................   5,681
  11,250  Cisco Systems Incorporated*.................... 1,205,156
     700  General Instrument Corporation*................  59,500
   3,000  MediaOne Group*................................ 230,438
   1,400  Tellabs Incorporated*..........................  89,862
                                                          ---------
                                                          1,590,637
          Telecommunication Services Industry -- 13.13%
     900  Alltel Corporation.............................  74,419
  10,600  Bellsouth Corporation.......................... 496,212
   3,400  Comcast Corporation Class A.................... 171,912
   8,700  MCI Worldcom Incorporated*..................... 461,644
     900  Nextel Communication*..........................  92,812
   2,800  Qualcomm*...................................... 493,150
  14,747  SBC Communications Incorporated................ 718,916
   8,000  Sprint Corporation (FON Group) ................ 538,500
   2,000  Sprint PCS..................................... 205,000
  15,681  US West Incorporated........................... 1,129,032
                                                          ---------
                                                          4,381,597
          Thrift Industry -- 2.43%
   2,500  Federal Home Loan Mortgage Association......... 117,656
  11,100  Federal National Mortgage Association.......... 693,056
                                                          ---------
                                                          810,712
          Tire & Rubber Industry -- 0.02%
     400  Cooper Tire and Rubber Company.................   6,300
                                                          ---------

          Toiletries/Cosmetics Industry -- 0.14%
   1,400  Avon Products Incorporated.....................  46,200
                                                          ---------

         Total common stocks (cost $20,499,099)..........33,254,175
                                                         ----------

*Non income producing security.

The accompanying notes are an integral part of these financial statements.

                                        20.

                          PRINCIPLED EQUITY MARKET FUND

                             SCHEDULE OF INVESTMENTS
                                DECEMBER 31, 1999

                                   (Continued)

                                                           Value
Quantity                                                  (Note 1)
--------                                                  --------
 RIGHTS & WARRANTS -- 0.22%
   2,592 PetroFina S.A. Warrants* (cost 16,007) .........     73,872
                                                          ----------
         Total investments (cost $20,515,106)............ 33,328,047
                                                          ----------
CASH & OTHER ASSETS, LESS LIABILITIES - 0.09%............     31,322
                                                          ----------
         Total Net Assets................................$33,359,369
                                                          ==========













*Non income producing security.

The accompanying notes are an integral part of these financial statements.

                                        21.

                          PRINCIPLED EQUITY MARKET FUND

                          NOTES TO FINANCIAL STATEMENTS
                                DECEMBER 31, 1999


1. Significant accounting policies:
   Principled Equity Market Fund, a Massachusetts business trust (the "Trust"), is registered under the Investment Company Act of 1940, as amended, as a diversified, closed-end investment management company. The following is a summary of significant accounting policies followed by the Trust which are in conformity with those generally accepted in the investment company industry. The preparation of financial statements in conformity with generally accepted accounting principles requires management to make estimates and assumptions that affect the reported amounts of assets and liabilities and disclosure of contingent assets and liabilities at the date of the financial statements and the reported amounts of revenues and expenses during the reporting period. Actual results could differ from those estimates.

   A. Investment securities-- Security transactions are recorded on the date the investments are purchased or sold. Each day securities traded on national security exchanges are valued at the last sale price on the primary exchange on which they are listed, or if there has been no sale, at the current bid price. Other securities for which market quotations are readily available are valued at the last known sales price, or, if unavailable, the known current bid price which most nearly represents current market value. Temporary cash investments are stated at cost, which approximates market value.

    Dividend income is recorded on the ex-dividend date and interest income is recorded on the accrual basis. Gains and losses from sales of investments are calculated using the "identified cost" method for both financial reporting and federal income tax purposes.

   B. Income Taxes-- The Trust has elected to comply with the requirements of the Internal Revenue Code applicable to regulated investment companies and to distribute each year all of its taxable income to its shareholders. No provision for federal income taxes is necessary since the Fund intends to qualify for and elect the special tax treatment afforded a "regulated investment company" under subchapter M of the Internal Revenue Code. Income and capital gains distributions are determined in accordance with federal tax regulations and may differ from those determined in accordance with generally accepted accounting principles. To the extent these differences are permanent, such amounts are reclassified within the capital accounts based on their federal tax basis treatment; temporary differences do not require such reclassification. During the current fiscal year, permanent differences, primarily due to short term capital gains offset by net investment income, resulted in an increase in undistributed net investment income and a decrease in accumulated realized gain from security transactions. This reclassification had no effect on net assets.

   C. Capital Stock-- The Trust records the sales and redemptions of its capital stock on trade date.
   D. Organizational Costs - Costs incurred in connection with organization and registration are deferred and amortized over a period of 60 months from the date upon which the Trust commenced operations.

2. Tax basis of investments:
   At December 31, 1999, the total cost of investments for federal income tax purposes was identical to the total cost on a financial reporting basis. Aggregate gross unrealized appreciation in investments in which there was an excess of market value over tax cost was $14,776,778. Aggregate gross unrealized depreciation in investments in which there was an excess of tax cost over market value was $1,963,837. Net unrealized appreciation in investments at December 31, 999 was $12,812,941.

                                        22.

                          PRINCIPLED EQUITY MARKET FUND

                          NOTES TO FINANCIAL STATEMENTS
                                DECEMBER 31, 1999

                                   (Continued)

3. Investment advisory and sub-advisory agreements:
   The Trust has entered into an Investment Advisory Agreement with F.L. Putnam Investment Management Company ("F.L. Putnam" or the "Adviser") and a Sub-Advisory Agreement with PanAgora Asset Management, Inc. ("PanAgora" or the "Sub-Advisor").

   The Advisory Agreement provides that F.L. Putnam will be responsible for overall management of the Trust's activities, will supervise the provision of administrative and professional services to the Trust, will provide all necessary facilities, equipment, personnel and office space to the Trust, and will provide the Sub-Advisor with a list of acceptable securities from which to select and effect investments for the Trust's portfolio. The Sub-Advisory Agreement provides that PanAgora will be responsible for investment of the Trust's securities portfolio using the list of securities provided by F.L. Putnam.

   The agreements provide that the Trust will pay F.L. Putnam 1/4 of 1 percent (0.25%) of the Trust's average monthly net assets per year, of which F.L. Putnam will pay 60 percent or 15/100 of 1 percent (0.15%) to PanAgora, leaving F.L. Putnam with a net fee of 1/10 of 1 percent (0.10%). Pursuant to a change in ownership of PanAgora Asset Management, Inc. the Sub-Advisory Agreement with PanAgora was terminated as of February 12, 1998. The Trust entered into a consulting services agreement with PanAgora Asset Management, Inc. for the period February 12, 1998 to June 10, 1999. PanAgora received no compensation for its services under the consulting services agreement.

   F.L. Putnam, which provided the necessary capital to establish the Trust, waived its total management fees of $29,628 for the year ended December 31, 1999, and $24,990 for the year ended December 31, 1998; it has received no compensation for its services since the inception of the Trust.

4. Administration and transfer agent services:
   On March 1, 1999, the Trust entered into an agreement with Cardinal Investment Services Inc. for administrative, transfer agent and dividend disbursing agent services replacing Anchor Investment Management Corporation. Annual fees for these services are $34,000.

5. Related parties:

   The President and Secretary of the Trust is also a director and an indirect beneficial owner of the parent of the Trust's investment adviser.

                                        23.

                          PRINCIPLED EQUITY MARKET FUND

                          NOTES TO FINANCIAL STATEMENTS
                                DECEMBER 31, 1999

                                   (Continued)

6. Purchases and sales:

   Aggregate cost of purchases and the proceeds from sales and maturities on investments for year ended December 31, 1999 were:

    Cost of securities acquired:
     U.S. Government and investments backed by
      such securities........................     $        --
     Other investments.......................       4,558,278
                                                  -------------
                                                  $ 4,558,278
                                                  =============
    Proceeds from sales and maturities:
      U.S. Government and investments backed by
       such securities........................    $        --
      Other investments.......................      4,524,928
                                                  -------------
                                                  $ 4,524,928
                                                  =============

                                        24.

                          PRINCIPLED EQUITY MARKET FUND



Independent Auditors' Report

To the Shareholders and Trustees of Principled Equity Market Fund:


We have audited the accompanying statement of assets and liabilities of Principled Equity Market Fund (a Massachusetts business trust), including the schedule of investments, as of December 31, 1999, the related statement of operations for the year then ended, the statements of changes in net assets for each of the two years in the period then ended and the selected per share data and ratios for each of the three years in the period then ended. These financial statements and per share data and ratios are the responsibility of the Trust's management. Our responsibility is to express an opinion on these financial statements and per share data and ratios based on our audits.

We conducted our audits in accordance with generally accepted auditing standards. Those standards require that we plan and perform the audit to obtain reasonable assurance about whether the financial statements and per share data and ratios are free of material misstatement. An audit includes examining, on a test basis, evidence supporting the amounts and disclosures in the financial statements. Our procedures included confirmation of securities owned as of December 31, 1999 by correspondence with the custodian. An audit also includes assessing the accounting principles used and significant estimates made by management, as well as evaluating the overall financial statement presentation. We believe that our audits provide a reasonable basis for our opinion.

In our opinion, the financial statements and selected per share data and ratios referred to above present fairly, in all material respects, the financial position of Principled Equity Market Fund as of December 31, 1999, the results of its operations for the year then ended, and the changes in its net assets for each of the two years in the period then ended and the selected per share data and ratios for each of the three years in the period then ended in conformity with generally accepted accounting principles.

                                                    LIVINGSTON & HAYNES, P.C.



Wellesley, Massachusetts,
January 7, 2000


                                        25.

                          PRINCIPLED EQUITY MARKET FUND

                               OFFICERS & TRUSTEES

HOWARD R. BUCKLEY                            Trustee
President, Chief Executive Officer and
Director,
Mercy Health System  of Maine

SISTER ANNE MARY DONOVAN                     Trustee
Treasurer, Emmanuel College

SISTER JOAN GIBBONS, RSM                     Trustee
Treasurer, Mercy Health System of
Southeastern Pennsylvania

DR. LORING E. HART                           Trustee
President (Retired), St. Joseph's College

SISTER MARY LABOURE MORIN                    Trustee
Former President, Regional Community of
Portland, Sisters of
Mercy of the Americas

DAVID W.C. PUTNAM                            President, Secretary
President and Director                       and Trustee
F.L. Putnam Investment Management Company

C. KENT RUSSELL                              Treasurer
Chief Financial Officer, Catholic Health
East

DANIEL F. RUSSELL                            Trustee
President and Chief Executive Officer,
Catholic Health East

EDWARD T. SULLIVAN, JR.                      Trustee
Business Manager, Secretary and
Treasurer, Service Employees'
International Union - Local 254

MONSEIGNOR VINCENT TATARCZUK                 Trustee
Chancellor (Retired), Diocese of Maine

GEORGE A. VIOLIN, M.D., F.A.C.S.             Trustee
Physician; Principal, Medical Eye Care
Associates

REVEREND JOEL M. ZIFF                        Trustee
Director of Finance, Sisters of Mercy
Regional Community of Merion



                                        26.

                         PRINCIPLED EQUITY MARKET FUND


                               INVESTMENT ADVISER
                   F.L. Putnam Investment Management Company
         10 Langley Road, Suite 400, Newton Centre, Massachusetts 02459
                                 (617) 964-7600

                                  SUB-ADVISER
                        PanAgora Asset Management, Inc.
           260 Franklin St., 22nd Floor, Boston, Massachusetts 02110

                                   CUSTODIAN
                         Investors Bank & Trust Company
               200 Clarendon Street, Boston, Massachusetts 02116

                         INDEPENDENT PUBLIC ACCOUNTANTS
                           Livingston & Haynes, P.C.
                  40 Grove St., Wellesley, Massachusetts 02482

                        ADMINISTRATOR AND TRANSFER AGENT
                       Cardinal Investment Services Inc.
                  579 Pleasant St., Suite 4, Paxton, MA 01612
                                 (508) 831-1171

                                 LEGAL COUNSEL
                              Sullivan & Worcester
              One Post Office Square, Boston, Massachusetts 02109









This report is not authorized for distribution to prospective investors in the Trust unless preceded or accompanied by an effective prospectus which includes information concerning the Trust's record or other pertinent information.

                                       27.